13F-HR

02/11/11


NONE
1

Eric Komitee
203-863-5000

Ekomitee@vikingglobal.com

                                      13F-HR
                             Form 13F Holdings Report
                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 13F

                                 FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment []; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, Connecticut 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5000

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, Connecticut, February 11, 2011.

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total:  12,057,418
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE paste in the table from the new excel spread sheet created from the converter file.
                                                                 VALUE     SHRS OR   SH/ PUT/ INVSTMT OTH    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP     X($1000)    PRN AMT   PRN CALL DSCRETN MGR  SOLE    SHARED    NONE
Acme Packet Inc                     COM            004764106      54,011   1,016,020 SH       SOLE       1016020
Akamai Technologies                 COM            00971T101     176,790   3,757,500 SH       SOLE       3757500
Allscripts Healthcare Solutions Inc COM            01988P108     118,048   6,126,000 SH       SOLE       6126000
Amazon.com                          COM            023135106     308,048   1,711,380 SH       SOLE       1711380
American Tower Corp-CL A            CL A           029912201     397,442   7,696,400 SH       SOLE       7696400
Amerigroup Corporation              COM            03073T102      10,817     246,308 SH       SOLE       246308
Amerisourcebergen Corp              COM            03073E105      33,789     990,300 SH       SOLE       990300
Aon Corp                            COM            037389103     233,781   5,081,100 SH       SOLE       5081100
Apollo Group Inc.                   CL A           037604105     133,551   3,381,900 SH       SOLE       3381900
Apple Computer Inc.                 COM            037833100      84,197     261,030 SH       SOLE       261030
Baidu Inc - Spon ADR                SPON ADR REP A 056752108     454,059   4,703,816 SH       SOLE       4703816
Beckman Coulter Inc.                COM            075811109     104,860   1,393,869 SH       SOLE       1393869
Blackrock Inc                       COM            09247X101     318,687   1,672,200 SH       SOLE       1672200
Broadcom Corp - Cl A                CL A           111320107      71,827   1,649,300 SH       SOLE       1649300
CapitalOne Financial                COM            14040H105      72,628   1,706,487 SH       SOLE       1706487
Check Point Software Tech           ORD            M22465104     136,531   2,951,400 SH       SOLE       2951400
Cigna Corp.                         COM            125509109     162,792   4,440,615 SH       SOLE       4440615
Citigroup Inc                       COM            172967101     714,157 150,984,614 SH       SOLE       150984614
Community Health Systems Inc        COM            203668108      41,080   1,099,300 SH       SOLE       1099300
Costco Wholesale Corp               COM            22160K105      69,653     964,600 SH       SOLE       964600
Crown Castle Intl Corp              COM            228227104     193,513   4,415,100 SH       SOLE       4415100
D.R. Horton                         COM            23331A109     114,230   9,575,059 SH       SOLE       9575059
DaVita Inc.                         COM            23918K108     157,567   2,267,491 SH       SOLE       2267491
Devon Energy Corporation            COM            25179M103     189,538   2,414,200 SH       SOLE       2414200
EMC Corp.                           COM            268648102     337,172  14,723,700 SH       SOLE       14723700
Estee Lauder Companies - Cl A       CL A           518439104     510,269   6,323,041 SH       SOLE       6323041
Exxon Mobil Corp.                   COM            30231G102      53,633     733,500 SH       SOLE       733500
Fifth Third Bancorp                 COM            316773100      40,164   2,736,000 SH       SOLE       2736000
Fortinet Inc                        COM            34959E109      21,357     660,200 SH       SOLE       660200
Gafisa SA-ADR                       SPONS ADR      362607301      24,608   1,693,602 SH       SOLE       1693602
Goodrich Corporation                COM            382388106     302,117   3,430,419 SH       SOLE       3430419
Google Inc.                         CL A           38259P508     179,822     302,746 SH       SOLE       302746
H&R Block Inc                       COM            093671105     123,961  10,408,200 SH       SOLE       10408200
Health Mgmt Associates Inc-A        CL A           421933102      39,082   4,096,733 SH       SOLE       4096733
Healthsouth Corp                    COM NEW        421924309      26,202   1,265,200 SH       SOLE       1265200
Hess Corp                           COM            42809H107      88,066   1,150,600 SH       SOLE       1150600
Hospira Inc                         COM            441060100      86,586   1,554,800 SH       SOLE       1554800
Invesco Limited                     SHS            G491BT108     855,852  35,571,574 SH       SOLE       35571574
Jack Henry & Associates             COM            426281101      43,191   1,481,700 SH       SOLE       1481700
JP Morgan Chase & Co.               COM            46625H100      79,796   1,881,100 SH       SOLE       1881100
KB HOME                             COM            48666K109       2,603     193,000 SH       SOLE       193000
Las Vegas Sands Corp                COM            517834107      82,645   1,798,600 SH       SOLE       1798600
Lifepoint Hospitals Inc             COM            53219L109      30,261     823,452 SH       SOLE       823452
Lincoln National Corporation        COM            534187109      97,686   3,512,640 SH       SOLE       3512640
LyondellBasell Industries NV        SHS - A -      N53745100     158,346   4,603,100 SH       SOLE       4603100
Marsh & Mclennan COS                COM            571748102      85,178   3,115,510 SH       SOLE       3115510
McKesson Corp.                      COM            58155Q103     137,669   1,956,094 SH       SOLE       1956094
Medco Health Solutions Inc          COM            58405U102      67,050   1,094,337 SH       SOLE       1094337
Mednax Inc                          COM            58502B106     141,301   2,099,887 SH       SOLE       2099887
Medtronic Inc.                      COM            585055106      33,002     889,800 SH       SOLE       889800
Metlife Inc.                        COM            59156R108     130,615   2,939,144 SH       SOLE       2939144
MGM Mirage                          COM            552953101      25,732   1,732,850 SH       SOLE       1732850
ModusLink Global Solutions          COM            60786L107           0         146 SH       SOLE       146
New Oriental Education ADR          SPON ADR       647581107      23,266     221,100 SH       SOLE       221100
NII Holdings Inc                    CL B NEW       62913F201      27,403     613,600 SH       SOLE       613600
Penn West Energy Trust              TR UNIT        707885109     273,038  11,414,669 SH       SOLE       11414669
Perkinelmer Inc.                    COM            714046109      70,072   2,713,896 SH       SOLE       2713896
PNC Bank Corp                       COM            693475105     243,632   4,012,400 SH       SOLE       4012400
Potash Corp of Saskatchewan         COM            73755L107     443,990   2,867,600 SH       SOLE       2867600
Proctor & Gamble                    COM            742718109      94,159   1,463,700 SH       SOLE       1463700
SL Green Realty Corp                COM            78440X101      33,140     490,900 SH       SOLE       490900
Sotheby's                           COM            835898107      34,900     775,576 SH       SOLE       775576
Talecris Biotherapeutics Hldgs Corp COM            874227101      67,366   2,891,270 SH       SOLE       2891270
Talisman Energy Inc                 COM            87425E103      69,587   3,136,000 SH       SOLE       3136000
The Sherwin-Williams Company        COM            824348106     524,754   6,265,730 SH       SOLE       6265730
Time Warner Cable                   COM            88732J207     608,141   9,210,085 SH       SOLE       9210085
Universal Health Services Inc       CL B           913903100     135,079   3,110,994 SH       SOLE       3110994
Urban Outfitters Inc                COM            917047102      66,388   1,853,900 SH       SOLE       1853900
US Bancorp                          COM NEW        902973304     160,676   5,957,600 SH       SOLE       5957600
Valeant Pharmaceuticals Inte        COM            91911K102     261,039   9,227,263 SH       SOLE       9227263
Valspar Corp                        COM            920355104      65,563   1,901,500 SH       SOLE       1901500
Vanceinfo Technologies-ADR          ADR            921564100      28,353     820,900 SH       SOLE       820900
Watson Phamaceuticals Inc           COM            942683103     129,421   2,505,744 SH       SOLE       2505744
Yum! Brands, Inc                    COM            988498101     541,889  11,047,700 SH       SOLE       11047700





S REPORT SUMMARY 74 DATA RECORDS
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